Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property and Equipment

4. PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	March 31, 2019	December 31, 2018
	(in thousands)
Office equipment	$233	$266
Laboratory equipment	4,536	4,561
Leasehold improvements	5,383	5,504
Software	96	96

Total property and equipment	10,248	10,427
Less: accumulated depreciation	(10,113)	(10,286)

Property and equipment, net	$135	$141

Depreciation expense related to property and equipment amounted to less than $0.1 million and $0.2 million for the three months ended March 31, 2019 and 2018, respectively.

5.	PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	December 31, 2018	December 31, 2017
	(in thousands)
Office equipment	$266	$279
Laboratory equipment	4,561	4,565
Leasehold improvements	5,504	7,712
Construction in progress	—	990
Software	96	96

Total property and equipment	10,427	13,642
Less: accumulated depreciation	(10,286)	(10,919)

Property and equipment, net	$141	$2,723

Depreciation expense related to property and equipment amounted to $0.5 million and $1.5 million for the years ended December 31, 2018 and 2017, respectively.

For year ended December 31, 2018 the company deemed the value of its property and equipment to be impaired based on the triggering event that occurred in December 2018. In connection with the impairment, the Company reduced the net book value of its property and equipment to an estimated fair value which was calculated based on the present value of expected future cash flows from these assets. As a result, the Company incurred a charge of $4.3 million that was recorded in the Statement of Operations.